SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Amount of RSU's and PSU's
Unvested at beginning of period, shares | shares	729,705
Granted, shares | shares	776,876
Vested, shares | shares	(270,587)
Forfeited, shares | shares	(125,095)
Unvested at ending of period, shares | shares	1,110,899
Weighted average grant date fair value
Unvested at beginning of period | $ / shares	$ 48.14
Granted | $ / shares	47.67
Vested | $ / shares	49.25
Forfeited | $ / shares	47.33
Unvested at ending of period | $ / shares	$ 47.63